COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Minimum Future Payments Due Under Operating Leases
Minimum future payments at December 31, 2018 due under the above agreements over the next five years and thereafter are as follows:

	Premises leases	Other agreements
First year	883	581
Second year	883	439
Third year	883	213
Fourth year	189	145
Fifth year and thereafter	14	160

	2,852